Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	TEMPLETON GLOBAL INVESTMENT TRUST
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Templeton BRIC Fund-08 | Templeton BRIC Fund
Risk/Return:		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 27 in the Fund's Prospectus and under “Buying and Selling Shares” on page 45 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.87% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	30.87%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "BRIC companies." The Fund invests primarily in the equity securities of BRIC companies, which are those that:

are organized under the laws of, or with a principal office in, or for which the principal trading market is in Brazil, Russia, India or China (including the People's Republic of China, Hong Kong and Taiwan) (collectively referred to as "BRIC"); or

derive 50% or more of their total revenue or profit from either goods or services produced or sales made in BRIC countries; or

have 50% or more of their assets in BRIC countries.

The equity securities in which the Fund invests are primarily common stock, preferred stock, and related depositary receipts. The Fund invests in companies of all capitalization sizes, including small-cap and medium-cap companies. In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in securities that do not qualify as BRIC company securities, but whose issuers, in the judgment of the investment manager, are expected to benefit from developments in BRIC economies.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus

Because the Fund invests its assets primarily in companies in specific countries or regions, the Fund is subject to greater risks of adverse developments in those countries and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect security values in the country or region in which the Fund is invested.

Depositary Receipts

Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter:	Q2'09	42.54%
Worst Quarter:	Q4'08	-35.35%
As of June 30, 2015, the Fund's year-to-date return was 5.26%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton BRIC Fund-08 | Templeton BRIC Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	1.30%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.49%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.04%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	1.97%
1 year		rr_ExpenseExampleYear01	$ 763
3 years		rr_ExpenseExampleYear03	1,171
5 years		rr_ExpenseExampleYear05	1,604
10 years		rr_ExpenseExampleYear10	$ 2,802
2007		rr_AnnualReturn2007	50.28%
2008		rr_AnnualReturn2008	(61.39%)
2009		rr_AnnualReturn2009	90.88%
2010		rr_AnnualReturn2010	12.87%
2011		rr_AnnualReturn2011	(26.70%)
2012		rr_AnnualReturn2012	8.00%
Annual Return 2013		rr_AnnualReturn2013	(5.12%)
Annual Return 2014		rr_AnnualReturn2014	(7.73%)
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's year-to-date return was 5.26%.
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	42.54%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(35.35%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 01, 2006
Templeton BRIC Fund-08 | Templeton BRIC Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	1.30%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.49%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.79%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	2.72%
1 year		rr_ExpenseExampleYear01	$ 375
3 years		rr_ExpenseExampleYear03	859
5 years		rr_ExpenseExampleYear05	1,468
10 years		rr_ExpenseExampleYear10	3,114
1 Year		rr_ExpenseExampleNoRedemptionYear01	275
3 Years		rr_ExpenseExampleNoRedemptionYear03	859
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,468
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,114
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 01, 2006
Templeton BRIC Fund-08 | Templeton BRIC Fund | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	1.30%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.49%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.79%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	1.72%
1 year		rr_ExpenseExampleYear01	$ 175
3 years		rr_ExpenseExampleYear03	557
5 years		rr_ExpenseExampleYear05	963
10 years		rr_ExpenseExampleYear10	$ 2,099
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 01, 2006
Templeton BRIC Fund-08 | Templeton BRIC Fund | Return Before Taxes | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Templeton BRIC Fund
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year		rr_AverageAnnualReturnYear01	(13.01%)
Past 5 years		rr_AverageAnnualReturnYear05	(5.91%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.61%
Templeton BRIC Fund-08 | Templeton BRIC Fund | Return Before Taxes | Class C
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	(9.25%)
Past 5 years		rr_AverageAnnualReturnYear05	(5.45%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.62%
Templeton BRIC Fund-08 | Templeton BRIC Fund | Return Before Taxes | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	(7.33%)
Past 5 years		rr_AverageAnnualReturnYear05	(4.49%)
Since Inception		rr_AverageAnnualReturnSinceInception	1.54%
Templeton BRIC Fund-08 | Templeton BRIC Fund | After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Templeton BRIC Fund
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year		rr_AverageAnnualReturnYear01	(13.01%)
Past 5 years		rr_AverageAnnualReturnYear05	(5.97%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 01, 2006
Templeton BRIC Fund-08 | Templeton BRIC Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Templeton BRIC Fund
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year		rr_AverageAnnualReturnYear01	(6.84%)
Past 5 years		rr_AverageAnnualReturnYear05	(4.13%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.65%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 01, 2006
Templeton BRIC Fund-08 | Templeton BRIC Fund | MSCI BRIC Equity Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	(2.56%)
Past 5 years		rr_AverageAnnualReturnYear05	(1.67%)
Since Inception		rr_AverageAnnualReturnSinceInception	5.19%

[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.
[2]	Class A distribution and service (12b-1) fees have been restated to reflect the maximum annual rate set by the board of trustees. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different 12b-1 fee rate paid in the Fund’s most recent fiscal year.
[3]	Management has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.72% until July 31, 2016. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.